Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 18, 2019
Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 18, 2019
Document Effective Date	Oct. 18, 2019
Prospectus Date	Feb. 01, 2019
MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I
Prospectus:
Trading Symbol	MMLRX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M3
Prospectus:
Trading Symbol	MMFGX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M4
Prospectus:
Trading Symbol	MMFEX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M5
Prospectus:
Trading Symbol	MMFDX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class I
Prospectus:
Trading Symbol	MMFBX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class I
Prospectus:
Trading Symbol	MMXBX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M3
Prospectus:
Trading Symbol	MMXEX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M4
Prospectus:
Trading Symbol	MMXDX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M5
Prospectus:
Trading Symbol	MMXCX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M3
Prospectus:
Trading Symbol	MMFLX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M4
Prospectus:
Trading Symbol	MMFKX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M5
Prospectus:
Trading Symbol	MMFJX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class I
Prospectus:
Trading Symbol	MMFHX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M3
Prospectus:
Trading Symbol	MMTVX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M4
Prospectus:
Trading Symbol	MMTUX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M5
Prospectus:
Trading Symbol	MMTTX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class I
Prospectus:
Trading Symbol	MMTWX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M3
Prospectus:
Trading Symbol	MMTIX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M4
Prospectus:
Trading Symbol	MMTHX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M5
Prospectus:
Trading Symbol	MMTGX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class I
Prospectus:
Trading Symbol	MMTFX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M3
Prospectus:
Trading Symbol	MMTQX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M4
Prospectus:
Trading Symbol	MMTPX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M5
Prospectus:
Trading Symbol	MMTOX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class I
Prospectus:
Trading Symbol	MMTRX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M3
Prospectus:
Trading Symbol	MMTMX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M4
Prospectus:
Trading Symbol	MMTLX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M5
Prospectus:
Trading Symbol	MMTKX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class I
Prospectus:
Trading Symbol	MMTJX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M3
Prospectus:
Trading Symbol	MMFRX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M4
Prospectus:
Trading Symbol	MMFQX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M5
Prospectus:
Trading Symbol	MMFPX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class I
Prospectus:
Trading Symbol	MMFOX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M3
Prospectus:
Trading Symbol	MMFZX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M4
Prospectus:
Trading Symbol	MMFWX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M5
Prospectus:
Trading Symbol	MMFUX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class I
Prospectus:
Trading Symbol	MMFTX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M3
Prospectus:
Trading Symbol	MMDHX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M4
Prospectus:
Trading Symbol	MMDGX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M5
Prospectus:
Trading Symbol	MMDFX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class I
Prospectus:
Trading Symbol	MMDDX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M3
Prospectus:
Trading Symbol	MMDOX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M4
Prospectus:
Trading Symbol	MMDMX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M5
Prospectus:
Trading Symbol	MMDKX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class I
Prospectus:
Trading Symbol	MMDJX